THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                                  Multi-Fund(R)
                              Multi-Fund(R) Select

                 Supplement to the Prospectus dated May 1, 2007

This supplement modified your Multi-Fund(R) individual annuity prospectus. It is for informational purposes only, and no action is required on your part.

The Contracts - Investment Requirements

The list of Limited Subaccounts as presented in your prospectus has been modified, and is replaced with the following list of Limited Subaccounts:

o        AllianceBernstein Global Technology Portfolio
o        American Funds Global Growth Fund
o        American Funds International Fund
o        Delaware VIP REIT Series
o        Delaware VIP Small Cap Value Series
o        Delaware VIP Trend Series
o        DWS Small Cap Index VIP
o        LVIP Baron Growth Opportunities Fund (formerly known as Baron Capital
           Asset Fund)
o        LVIP Cohen & Steers Global Real Estate Fund
o        LVIP Mondrian International Value Fund
o        LVIP Small-Cap Index Fund
o        LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o        Neuberger Berman AMT Mid-Cap Growth Portfolio

               Please retain this supplement for future reference.